Unit-Based Compensation (Phantom Common Unit Awards) (Details) - Phantom common units [Member] - $ / shares	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonvested, Number of Shares [Roll Forward]
Non-vested at beginning of period, Shares			241,235
Granted, shares	241,235		993,134
Forfeited, shares			(87,321)
Non-vested at end of period, Shares	241,235		1,147,048	241,235
Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at beginning of the period, Weighted Average Grant Date Fair Value			$ 45.50
Granted, Weighted Average Grant Date Fair Value	$ 45.50		40.63
Forfeited, Weighted Average Grant Date Fair Value			50.71
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 45.50		$ 41.19	$ 45.50
2012 Long Term Incentive Plan [Member] | Predecessor [Member]
Nonvested, Number of Shares [Roll Forward]
Non-vested at beginning of period, Shares	0	36,963		36,963
Granted, shares		6,354		6,354	15,815	32,500
Vested, shares		(40,317)
Forfeited, shares		(3,000)
Non-vested at end of period, Shares		0			36,963
Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested at beginning of the period, Weighted Average Grant Date Fair Value	$ 0	$ 21.66		$ 21.66
Granted, Weighted Average Grant Date Fair Value		33.24
Vested, Weighted Average Grant Date Fair Value		23.72
Forfeited, Weighted Average Grant Date Fair Value		18.42
Non-vested at end of period, Weighted Average Grant Date Fair Value		$ 0			$ 21.66